Business Segments and Related Information	12 Months Ended
Dec. 31, 2019
Business Segments and Related Information [Abstract]
Disclosure of entity's operating segments [text block]

Business segments and related information

The Group’s segmental information has been prepared in accordance with the "management approach", which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to allocate resources to a segment and to assess its financial performance.

Business segments

The Group’s segment reporting follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments. Restatements due to changes in the organizational structure were implemented in the presentation of prior period comparisons.

In accordance with our strategy announcement on July 7, 2019, our business operations were reorganized in the third quarter of 2019 under the divisional structure comprising the following segments:

  Corporate Bank (CB)
  Investment Bank (IB)
  Private Bank (PB)
  Asset Management (AM)
  Capital Release Unit (CRU)
  Corporate & Other (C&O)

The key changes compared to Deutsche Bank’s previously reported segmental information are outlined below.

The Corporate Bank includes the Global Transaction Bank which was previously part of the former Corporate & Investment Bank as well as the German Commercial Clients division, formerly part of the Private & Commercial Business (Germany). During the fourth quarter of 2019 further refinements in allocations between the Corporate Bank and Private Bank were incorporated and the business for smaller sized commercial clients in Germany previously reported in the Private Bank is now reported in the Corporate Bank.

The Investment Bank, previously part of the former Corporate & Investment Bank, includes Deutsche Bank’s Origination & Advisory businesses. The Investment Bank also includes Fixed Income, Currency (FIC) Sales & Trading, which includes our Global Credit Trading, Foreign Exchange, Rates and Emerging Markets Debt businesses.

The Private Bank comprises three business units. The Private Bank Germany serves private customers in Germany. The Private and Commercial Business International serves private and small business clients, as well as commercial and corporate clients in Italy, Spain, Belgium and India. In addition, the Private Bank covers Wealth Management clients globally. The businesses included in the Private Bank were previously disclosed as part of the Private & Commercial Bank division. During the fourth quarter of 2019 further refinements in allocations between the Private Bank and Corporate Bank were incorporated and the business for smaller sized commercial clients in Germany previously reported in the Private Bank is now reported in the Corporate Bank.

Asset Management operates under the DWS brand. Asset Management is unchanged from Deutsche Bank’s previous segmentation and provides investment solutions to individual investors and institutions with a diversified range of Active, Passive and Alternative Asset Management products and services.

By establishing our new Capital Release Unit (CRU), we plan to liberate capital currently consumed by low return assets, businesses with low profitability and businesses no longer deemed strategic. This includes substantially all of our Equities Sales & Trading business, lower yielding fixed income positions, particularly in Rates, our former CIB Non-Strategic portfolio as well as the exited businesses from our Private & Commercial Bank which include our retail operations in Portugal and Poland. BNP Paribas and Deutsche Bank have signed a master transaction agreement to provide continuity of service to Deutsche Bank’s Prime Finance and Electronic Equities clients. Under the agreement Deutsche Bank will continue to operate the platform until clients can be migrated to BNP Paribas.

Corporate & Other includes revenues, costs and resources held centrally that are not allocated to the individual business segments.

The presentation of comparison periods has been adjusted accordingly.

Measurement of segment profit or loss

Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the "Segmental Results of Operations" within this note. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker. Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances.

Non-IFRS compliant accounting methods used in the Group’s management reporting represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (in IB) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of the profit before tax of the businesses in management reporting (with a reversal in C&O) and a component of net income appropriation under IFRS.

Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.

The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each business segment’s activities, in accordance with our internal funds transfer pricing ("FTP") framework. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest benefit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.

In the third quarter of 2019, the FTP framework was changed in order to enhance its effectiveness as a management tool, as well as to better support funding cost optimization. The new FTP framework aims to more accurately allocate funding costs and benefits to the firm’s business divisions in a risk-adjusted and uniform manner across the Group. The methodology changes do not impact overall group funding costs for 2019, however, the framework results in a re-allocation of costs and benefits between segments. This re-allocation results in a benefit to IB and CRU, partially offset by a reduction in funding benefits to PB and CB versus the prior methodology. Costs related to the introduction of the new framework were held in C&O while the new framework is phased in. These costs will be amortized over time reflecting the long dated nature of our liabilities.

The impact of the new FTP framework for the first half of 2019 would have been a positive impact on the results of IB and CRU of approximately € 140 million and € 30 million, respectively, while the results of CB, PB and C&O would have been lower by approximately € 20 million, € 30 million and € 120 million, respectively.

The full year impact of the new FTP framework in 2018 would have been a positive impact on the results of IB and CRU of approximately € 200 million and € 40 million, respectively, while the results of CB, PB and C&O would have been lower by approximately € 60 million, € 60 million and € 120 million, respectively.

The full year impact of the new FTP framework in 2017 would have been a positive impact on the results of IB and CRU of approximately € 230 million and € 40 million, respectively, while the results of the CB, PB and C&O would have been lower by approximately € 60 million, € 60 million and € 150 million, respectively.

Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments. The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results. These measures include:

Allocation of Average Shareholders’ Equity - Shareholders’ equity is fully allocated to the Group’s segments based on the regulatory capital demand of each segment. Regulatory capital demand reflects the combined contribution of each segment to the Group’s Common Equity Tier 1 capital ratio, the Groups’ Leverage ratio and the Group’s Capital Loss under Stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the Common Equity Tier 1 capital ratio and the Leverage ratio are measured through Risk Weighted Assets (RWA) and Leverage Ratio Exposure assuming full implementation of CRR/CRD 4 rules. The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangible assets are directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’ equity is allocated on a monthly basis and averaged across quarters and for the full year.

Net interest income as a component of net revenues, profit (loss) before tax and related ratios are presented on a fully taxable-equivalent basis for US tax-exempt securities for the Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This presentation resulted in an increase in Investment Bank net interest income of € 35 million for full year 2019 (€ 42 million for full year 2018, € 114 million for full year 2017). This increase is offset in Group consolidated figures through a reversal in C&O. The tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the US tax-exempt securities is 21 % for 2019 and 2018 and 35 % for 2017.

Segmental results of operations

The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.

	2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,264	6,961	8,245	2,332	208	155	23,165
Provision for credit losses	286	109	342	1	(14)	0	723
Noninterest expenses
Compensation and benefits	1,044	2,468	3,519	832	443	2,836	11,142
General and administrative expenses	3,169	3,763	3,978	851	2,811	(2,320)	12,253
Impairment of goodwill and other intangible assets	492	0	545	0	0	0	1,037
Restructuring activities	137	169	126	29	143	40	644
Total noninterest expenses	4,842	6,401	8,168	1,711	3,397	556	25,076
Noncontrolling interests	0	20	(0)	152	1	(173)	0
Profit (loss) before tax	137	433	(265)	468	(3,177)	(229)	(2,634)
Cost/income ratio	92%	92%	99%	73%	0	0	108%
Assets[2]	227,703	502,821	282,773	9,936	259,224	15,217	1,297,674
Additions to non-current assets	9	497	405	27	2	381	1,322
Risk-weighted assets	56,522	118,622	75,442	9,527	45,874	18,029	324,015
Leverage exposure (fully loaded)	262,505	439,354	292,028	4,643	126,905	42,605	1,168,040
Average allocated shareholders' equity	9,280	23,639	12,241	4,836	10,174	0	60,170
Post-tax return on average shareholders’ equity[3]	0%	1%	(2) %	7%	(23)%	N/M	(10) %
Post-tax return on average tangible shareholders’ equity[3]	0%	1%	(2) %	18%	(23)%	N/M	(11) %

[1] includes:
Net interest income	2,579	2,685	5,133	(39)	76	3,315	13,749
Net income (loss) from equity method investments	3	32	14	49	12	1	110
[2] includes:
Equity method investments	66	412	82	276	90	4	929

N/M - Not meaningful

[3]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (100) % for the year ended December 31, 2019. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2019.

	2018
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,263	7,467	8,641	2,187	1,878	(120)	25,316
Provision for credit losses	145	70	347	(1)	(36)	1	525
Noninterest expenses
Compensation and benefits	1,035	2,666	3,613	787	635	3,079	11,814
General and administrative expenses	2,780	3,650	3,932	929	2,652	(2,656)	11,286
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	31	200	49	19	62	(1)	360
Total noninterest expenses	3,846	6,517	7,593	1,735	3,349	421	23,461
Noncontrolling interests	0	24	(0)	85	1	(109)	0
Profit (loss) before tax	1,273	856	701	368	(1,435)	(433)	1,330
Cost/income ratio	73%	87%	88%	79%	0	0	93%
Assets[2]	215,177	458,191	288,513	10,030	370,363	5,864	1,348,137
Additions to non-current assets	13	500	584	43	1	506	1,647
Risk-weighted assets	58,162	124,410	69,308	10,365	72,144	16,045	350,432
Leverage exposure (fully loaded)	247,137	419,313	299,577	5,044	281,109	20,746	1,272,926
Average allocated shareholders' equity	9,987	23,155	12,231	4,659	12,577	0	62,610
Post-tax return on average shareholders’ equity[3]	9%	2%	4%	6%	(9)%	N/M	(0) %
Post-tax return on average tangible shareholders’ equity[3]	9%	2%	4%	17%	(9)%	N/M	(0) %

[1] includes:
Net interest income	2,327	2,138	5,217	(51)	259	3,302	13,192
Net income (loss) from equity method investments	3	157	2	41	10	6	219
[2] includes:
Equity method investments	63	406	78	240	87	5	879

N/M - Not meaningful

[3]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 74 % for the year ended December 31, 2018. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2018.

	2017
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,376	8,303	8,732	2,532	2,044	(539)	26,447
Provision for credit losses	41	51	325	(1)	110	(0)	525
Noninterest expenses
Compensation and benefits	1,104	2,866	3,635	812	758	3,078	12,253
General and administrative expenses	2,746	3,821	4,138	978	2,788	(2,497)	11,973
Impairment of goodwill and other intangible assets	6	0	12	3	0	0	21
Restructuring activities	20	40	358	6	21	1	447
Total noninterest expenses	3,876	6,727	8,143	1,799	3,567	582	24,695
Noncontrolling interests	0	26	(12)	1	0	(16)	0
Profit (loss) before tax	1,459	1,498	275	732	(1,633)	(1,105)	1,228
Cost/income ratio	72%	81%	93%	71%	0	0	93%
Assets[2]	248,335	471,539	278,014	8,050	462,212	6,582	1,474,732
Additions to non-current assets	2	124	655	60	3	960	1,803
Risk-weighted assets[3]	57,760	120,316	70,138	8,432	72,243	15,322	344,212
Leverage exposure (fully loaded)	275,580	426,311	289,314	2,870	384,435	16,378	1,394,886
Average allocated shareholders' equity	10,143	22,553	11,886	4,505	14,087	752	63,926
Post-tax return on average shareholders’ equity[4]	9%	4%	1%	11%	(8)%	N/M	(2) %
Post-tax return on average tangible shareholders’ equity[4]	10%	4%	1%	59%	(9)%	N/M	(2) %

[1] includes:
Net interest income	2,433	2,122	5,120	(19)	667	2,055	12,378
Net income (loss) from equity method investments	6	70	3	44	5	9	137
[2] includes:
Equity method investments	62	409	91	211	82	10	866

N/M - Not meaningful

[3]Risk-weighted assets are based upon CRR/CRD 4 fully loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 160 % for the year ended December 31, 2017. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33 % for the year ended December 31, 2017.

Corporate Bank

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues
Global Transaction Banking	3,842	3,901	4,030	(59)	(2)	(129)	(3)
Commercial Banking	1,422	1,362	1,346	60	4	16	1
Total net revenues	5,264	5,263	5,376	1	0	(113)	(2)
Provision for credit losses	286	145	41	141	97	104	N/M
Noninterest expenses
Compensation and benefits	1,044	1,035	1,104	9	1	(69)	(6)
General and administrative expenses	3,169	2,780	2,746	389	14	34	1
Impairment of goodwill and other intangible assets	492	0	6	492	N/M	(6)	N/M
Restructuring activities	137	31	20	106	N/M	11	53
Total noninterest expenses	4,842	3,846	3,876	996	26	(30)	(1)
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	137	1,273	1,459	(1,136)	(89)	(186)	(13)
Total assets (in € bn)[1]	228	215	248	13	6	(33)	(13)
Loans (gross of allowance for loan losses, in € bn)	118	113	112	5	5	1	1
Employees (full-time equivalent)	7,428	7,353	7,649	75	1	(296)	(4)

N/M - Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Investment Bank

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	5,534	5,646	6,679	(111)	(2)	(1,033)	(15)
Equity Origination	123	184	178	(61)	(33)	6	3
Debt Origination	1,117	1,145	1,407	(27)	(2)	(262)	(19)
Advisory	366	456	477	(90)	(20)	(21)	(4)
Origination & Advisory	1,606	1,784	2,061	(178)	(10)	(277)	(13)
Other	(179)	37	(438)	(217)	N/M	475	N/M
Total net revenues	6,961	7,467	8,303	(506)	(7)	(836)	(10)
Provision for credit losses	109	70	51	38	54	19	37
Noninterest expenses
Compensation and benefits	2,468	2,666	2,866	(199)	(7)	(200)	(7)
General and administrative expenses	3,763	3,650	3,821	113	3	(171)	(4)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	169	200	40	(31)	(15)	160	N/M
Total noninterest expenses	6,401	6,517	6,727	(116)	(2)	(210)	(3)
Noncontrolling interests	20	24	26	(4)	(18)	(2)	(8)
Profit (loss) before tax	433	856	1,498	(423)	(49)	(642)	(43)
Total assets (in € bn)[1]	503	458	472	45	10	(13)	(3)
Loans (gross of allowance for loan losses, in € bn)	75	65	53	10	16	12	23
Employees (full-time equivalent)	10,095	9,960	10,674	135	1	(714)	(7)

N/M - Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Private Bank

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	5,116	5,453	5,253	(337)	(6)	200	4
Private & Commercial Business International[1]	1,442	1,441	1,457	1	0	(16)	(1)
Wealth Management	1,687	1,748	2,022	(61)	(3)	(274)	(14)
Total net revenues	8,245	8,641	8,732	(396)	(5)	(91)	(1)
Of which:
Net interest income	5,133	5,217	5,120	(84)	(2)	97	2
Commissions and fee income	2,925	2,826	2,994	99	4	(169)	(6)
Remaining income	187	598	617	(411)	(69)	(19)	(3)
Provision for credit losses	342	347	325	(5)	(1)	22	7
Noninterest expenses:
Compensation and benefits	3,519	3,613	3,635	(93)	(3)	(23)	(1)
General and administrative expenses	3,978	3,932	4,138	46	1	(206)	(5)
Impairment of goodwill and other intangible assets	545	0	12	545	N/M	(12)	N/M
Restructuring activities	126	49	358	77	155	(309)	(86)
Total noninterest expenses	8,168	7,593	8,143	575	8	(550)	(7)
Noncontrolling interests	(0)	(0)	(12)	(0)	N/M	12	(100)
Profit (loss) before tax	(265)	701	275	(966)	N/M	426	155
Total assets (in € bn)[2]	283	289	278	(6)	(2)	10	4
Loans (gross of allowance for loan losses, in € bn)	230	221	215	9	4	6	3
Assets under Management (in € bn)[3]	487	451	480	36	8	(29)	(6)
Net flows (in € bn)	4	(2)	3	7	N/M	(5)	N/M
Employees (full-time equivalent)	37,266	38,415	39,272	(1,149)	(3)	(857)	(2)

N/M - Not meaningful

[1]Covers operations in Italy, Spain,Belgium and India.

[2]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

3We define assets under management as (a) assets we hold on behalf of customers for investment purposes and/or (b) client assets that are managed by us. We manage assets under management on a discretionary or advisory basis, or these assets are deposited with us. Deposits are considered assets under management if they serve investment purposes. In our Private Bank Germany and Private & Commercial Business International, this includes all time deposits and savings deposits. In Wealth Management, we assume that all customer deposits are held with us primarily for investment purposes.

Asset Management

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,141	2,115	2,247	26	1	(132)	(6)
Performance and transaction fees	201	91	199	111	122	(109)	(55)
Other	(10)	(19)	86	9	(48)	(104)	N/M
Total net revenues	2,332	2,187	2,532	146	7	(346)	(14)
Provision for credit losses	1	(1)	(1)	2	N/M	(0)	67
Noninterest expenses
Compensation and benefits	832	787	812	45	6	(25)	(3)
General and administrative expenses	851	929	978	(78)	(8)	(49)	(5)
Impairment of goodwill and other intangible assets	0	0	3	0	N/M	(3)	N/M
Restructuring activities	29	19	6	10	51	13	N/M
Total noninterest expenses	1,711	1,735	1,799	(23)	(1)	(64)	(4)
Noncontrolling interests	152	85	1	68	80	83	N/M
Profit (loss) before tax	468	368	732	99	27	(364)	(50)
Total assets (in € bn)[1]	10	10	8	(0)	(1)	2	25
Assets under Management (in € bn)	768	664	702	103	16	(37)	(5)
Net flows (in € bn)	25	(23)	16	48	N/M	(38)	N/M
Employees (full-time equivalent)	3,924	4,013	4,002	(88)	(2)	11	0

N/M - Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Capital Release Unit

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues	208	1,878	2,044	(1,670)	(89)	(166)	(8)
Provision for credit losses	(14)	(36)	110	22	(61)	(146)	N/M
Noninterest expenses
Compensation and benefits	443	635	758	(192)	(30)	(123)	(16)
General and administrative expenses	2,811	2,652	2,788	159	6	(135)	(5)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	143	62	21	81	132	40	189
Total noninterest expenses	3,397	3,349	3,567	49	1	(218)	(6)
Noncontrolling interests	1	1	0	1	136	0	58
Profit (loss) before tax	(3,177)	(1,435)	(1,633)	(1,742)	121	198	(12)
Total assets (in € bn)[1]	259	370	462	(111)	(30)	(92)	(20)
Employees (full-time equivalent)	1,205	2,534	4,348	(1,329)	(52)	(1,814)	(42)

N/M - Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Corporate & Other (C&O)

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues	155	(120)	(539)	274	N/M	420	(78)
Provision for credit losses	0	1	(0)	(0)	(84)	1	N/M
Noninterest expenses
Compensation and benefits	2,836	3,079	3,078	(242)	(8)	1	0
General and administrative expenses	(2,320)	(2,656)	(2,497)	336	(13)	(159)	6
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	40	(1)	1	41	N/M	(2)	N/M
Total noninterest expenses	556	421	582	135	32	(161)	(28)
Noncontrolling interests	(173)	(109)	(16)	(64)	58	(93)	N/M
Profit (loss) before tax	(229)	(433)	(1,105)	204	(47)	672	(61)
Employees (full-time equivalent)	27,679	29,463	31,590	(1,784)	(6)	(2,127)	(7)

N/M - Not meaningful

Entity-wide disclosures

The Group’s Entity-Wide Disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the Bank's management approach. For detail of our net revenue components please see "Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions".

The following table presents total net revenues (before provisions for credit losses) by geographic area for the years ended December 31, 2019, 2018 and 2017, respectively. The information presented for CB, IB, PB, AM and CRU has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for C&O is presented on a global level only, as management responsibility for C&O is held centrally.

in € m.	2019	2018	2017
Germany:
Corporate Bank	2,450	2,351	2,492
Investment Bank	326	336	200
Private Bank	5,577	6,022	6,073
Asset Management	1,054	985	1,009
Capital Release Unit	70	52	(14)
Total Germany¹	9,478	9,746	9,758
UK:
Corporate Bank	208	241	138
Investment Bank	2,250	2,624	2,985
Private Bank	29	26	34
Asset Management	345	295	434
Capital Release Unit	(181)	484	706
Total UK	2,651	3,670	4,297
Rest of Europe, Middle East and Africa:
Corporate Bank	857	832	929
Investment Bank	281	250	343
Private Bank	1,670	1,704	1,763
Asset Management	380	379	465
Capital Release Unit	99	243	291
Total Rest of Europe, Middle East and Africa	3,288	3,409	3,791
Americas (primarily United States):
Corporate Bank	952	1,023	1,077
Investment Bank	2,684	2,943	3,336
Private Bank	375	362	370
Asset Management	437	413	492
Capital Release Unit	88	712	599
Total Americas	4,536	5,453	5,873
Asia/Pacific:
Corporate Bank	797	816	741
Investment Bank	1,420	1,313	1,439
Private Bank	593	527	492
Asset Management	116	114	133
Capital Release Unit	130	387	462
Total Asia/Pacific	3,057	3,158	3,267
Corporate and Other	155	(120)	(539)
Consolidated net revenues²	23,165	25,316	26,447

[1]All Postbank operations are disclosed as German operations subject to further systems integration.

[2]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.